UNITED STATES SECURITIES AND EXCHANGE COMISSION
WASHINGTON, DC  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/01

Check here if Amendment [  ]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Appaloosa Management L.P.
Address:	26 Main Street
		Chatham, NJ  07928

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lawrence P. O'Friel
Title:		Treasurer
Phone:		973-701-7000

Signature, Place and Date of Signing:

	Lawrence P. O'Friel		Chatham, New Jersey		7/31/01

Report Type (check only one):
[X ] 13F Holdings Report
[  ] 13F Notice
[  ] 13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQIURED BY THE SECURITIES EXCHANGE ACT OF 1934.
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 12
Form 13F Information Table Value Total: 218,050,414
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							       FORM 13F INFORMATION TABLE
							       VALUE	       SHARES/  SH/	 PUT/ INVSTMT OTHER	VOTING  AUTHORITY
Name of Issuer	Title of Class	CUSIP	       (x$1000)        PRN AMT  PRN	 CALL DSCRETN MANAGERS	SOLE	  SHARED  NONE
-------------------------- ---------------	-----	        -------        -------- ---- ---- ------- ---------	----	  ------  ----
Beverly Enterprises Inc.COM NEW	087851309	5,190 		485,000 	x				 485,000
Bio-Plexus Inc.		COM	09057C106	94 		250,000 	x				 250,000
Chesapeake Energy Corp	COM	165167107	7,586 		1,132,200 	x				 1,132,200
Edison International	COM	281020107	15,331 		1,375,000 	x				 1,375,000
Finova Fin Tr	TOPRS CV 9.16%	31808E207	39,142 		1,223,200 	x				 1,223,200
Inamed Corp		COM	453235103	112,047 	5,524,992 	x				 5,524,992
LTC Properties		COM	502175102	6,768 		1,500,600 	x				 1,500,600
McDermott International COM	580037109	5,825 		500,000 	x				 500,000
Mesabi Trust UBICTF BEN INT	590672101	1,956 		583,800 	x				 583,800
National Health InvestorCOM	63633D104	6,180 		600,000 	x				 600,000
PG&E Corp.		COM	69331C108	14,000 		1,250,000 	x				 1,250,000
Peabody Energy CorporatiCOM	704549104	3,933 		125,000 	x				 125,000






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